Consolidated statements of shareholders' equity € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity EUR (€)	Ordinary Shares EUR (€) shares	Treasury Stock EUR (€) shares	Additional paid in capital EUR (€)	Retained earnings EUR (€)	Foreign currency translation EUR (€)	Cash Flow Hedges EUR (€)	Pensions EUR (€)	Noncontrolling Interests EUR (€)	EUR (€) Options shares
Balance at beginning of period at Dec. 31, 2014	€ 7,585,445	€ 311,104	€ (384,966)	€ 4,130,341	€ 4,827,336	€ (973,516)	€ (85,028)	€ (239,826)	€ 802,367	€ 8,387,812
Balance at beginning of period (in shares) at Dec. 31, 2014 | shares		311,104,251	(7,548,951)
Proceeds from exercise of options and related tax effects	84,810	€ 1,759		83,051						84,810
Proceeds from exercise of options and related tax effects (in shares) | shares		1,758,820
Compensation expense related to stock options	4,278			4,278						4,278
Dividends paid	(236,773)				(236,773)					(236,773)
Purchase/sale of noncontrolling interests	6,725			6,725					13,595	20,320
Contributions from/to noncontrolling interests									(224,365)	(224,365)
Noncontrolling interests subject to put provisions	(176,016)				(176,016)					(176,016)
Net income	954,946				954,946				255,704	1,210,650
Other comprehensive income (loss) related to:
Foreign currency translation	586,004					608,880	(9,052)	(13,824)	88,723	674,727
Cash flow hedges, net of related tax effects	38,809						38,809			38,809
Pensions, net of related tax effects	21,339							21,339		21,339
Total comprehensive income	1,601,098								344,427	1,945,525
Balance at end of period at Dec. 31, 2015	8,869,567	€ 312,863	€ (384,966)	4,224,395	5,369,493	(364,636)	(55,271)	(232,311)	936,024	9,805,591
Balance at end of period (in shares) at Dec. 31, 2015 | shares		312,863,071	(7,548,951)
Proceeds from exercise of options and related tax effects	41,937	€ 908		41,029						€ 41,937
Proceeds from exercise of options and related tax effects (in shares) | shares		907,720
Proceeds from exercise of options and related tax effects (in shares) | Options										907,720
Compensation expense related to stock options	23,210			23,210						€ 23,210
Withdrawal of treasury stock		€ (6,549)	€ 333,973	(327,424)
Withdrawal of treasury stock (in shares) | shares		(6,549,000)	6,549,000
Dividends paid	(244,251)				(244,251)					(244,251)
Purchase/sale of noncontrolling interests	(1,095)			(1,095)					63,974	62,879
Contributions from/to noncontrolling interests									(237,103)	(237,103)
Noncontrolling interests subject to put provisions	(183,346)				(183,346)					(183,346)
Net income	1,143,980				1,143,980				276,072	1,420,052
Other comprehensive income (loss) related to:
Foreign currency translation	333,921					338,617	(908)	(3,788)	34,508	368,429
Cash flow hedges, net of related tax effects	18,072						18,072			18,072
Pensions, net of related tax effects	(24,338)							(24,338)		(24,338)
Total comprehensive income	1,471,635								310,580	1,782,215
Balance at end of period at Dec. 31, 2016	9,977,657	€ 307,222	€ (50,993)	3,960,115	6,085,876	(26,019)	(38,107)	(260,437)	1,073,475	€ 11,051,132
Balance at end of period (in shares) at Dec. 31, 2016 | shares		307,221,791	(999,951)							307,221,791
Proceeds from exercise of options and related tax effects	43,833	€ 889		42,944						€ 43,833
Proceeds from exercise of options and related tax effects (in shares) | shares		889,209
Proceeds from exercise of options and related tax effects (in shares) | Options										889,209
Compensation expense related to stock options	11,736			11,736						€ 11,736
Purchase of treasury stock	57,938		€ 57,938							57,938
Purchase of treasury shares (in shares) | shares			(660,000)
Dividends paid	(293,973)				(293,973)					(293,973)
Purchase/sale of noncontrolling interests	(45,550)			(45,550)					28,421	(17,129)
Contributions from/to noncontrolling interests									(244,423)	(244,423)
Noncontrolling interests subject to put provisions	65,564				65,564					65,564
Net income	1,279,788				1,279,788				274,746	1,554,534
Other comprehensive income (loss) related to:
Foreign currency translation	(1,160,038)					(1,177,885)	195	17,652	(124,135)	(1,284,173)
Cash flow hedges, net of related tax effects	19,576						19,576			19,576
Pensions, net of related tax effects	(20,553)							(20,553)		(20,553)
Total comprehensive income	118,773								150,611	269,384
Balance at end of period at Dec. 31, 2017	€ 9,820,102	€ 308,111	€ (108,931)	€ 3,969,245	€ 7,137,255	€ (1,203,904)	€ (18,336)	€ (263,338)	€ 1,008,084	€ 10,828,186
Balance at end of period (in shares) at Dec. 31, 2017 | shares		308,111,000	(1,659,951)							308,111,000